Vista Outdoor Inc. - 10-K Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Vista Outdoor Inc.
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Schedule of Earnings Per Share, Basic and Diluted
In computing EPS for the fiscal years presented, earnings, as reported for each respective period, is divided by the number of shares below:

	Three months ended
	June 30, 2024	June 25, 2023
Numerator:
Net income	$57,120	$58,100
Denominator:
Weighted-average number of common shares outstanding, basic	58,312	57,455
Dilutive effect of stock-based awards(1)	329	1,086
Diluted shares	58,641	58,541
Earnings per common share:
Basic	$0.98	$1.01
Diluted	$0.97	$0.99
(1) Potentially dilutive securities, which were not included in the computation of diluted earnings per share, because either the effect would have been anti-dilutive, or the options’ exercise prices were greater than the average market price of the common stock were 300 and 109, respectively.

In computing EPS for the fiscal years presented, earnings, as reported for each respective period, is divided by the number of shares below:

	Years ended March 31,
	2024	2023	2022
Numerator:
Net income (loss)	$(5,505)	$(9,718)	$473,226
Denominator:
Weighted-average number of common shares outstanding, basic	57,946	56,600	57,190
Dilutive effect of stock-based awards(1)	—	—	1,947
Diluted shares	57,946	56,600	59,137
Earnings (loss) per common share:
Basic	$(0.10)	$(0.17)	$8.27
Diluted	$(0.10)	$(0.17)	$8.00
(1) Due to the loss from continuing operations for the fiscal year ended March 31, 2024 and 2023, there are no common shares added to calculate dilutive EPS because the effect would be anti-dilutive. Potentially dilutive securities of 300 and 1,504 were excluded from diluted EPS in fiscal years 2024 and 2023, respectively, as we had a net loss. There were no potentially dilutive securities, which were not included in the computation of diluted earnings per share, because either the effect would have been anti-dilutive, or the options’ exercise prices were greater than the average market price of the common stock, for the fiscal year ended March 31, 2022.